Operating segments - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	₽ 6,332	₽ 3,865		₽ 1,718
Other revenue	185	139		158
Total revenue from contracts with customers	6,517	4,004	[1]	1,876	[1]
Continuing and discontinued operations
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	32,758	37,689		33,397
Cash and settlement service fees	3,047	1,378		500
Platform and marketing services related fees	22,544	2,055		958
Fees for guarantees issued	1,844	1,523		723
Other revenue	684	407		333
Total revenue from contracts with customers	60,877	43,052		35,911
Continuing and discontinued operations | PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	32,758	37,689		33,397
Cash and settlement service fees	3,021	1,299		114
Platform and marketing services related fees	126	119		145
Fees for guarantees issued	13	17		20
Other revenue	419	374		322
Total revenue from contracts with customers	36,337	39,498		33,998
Continuing and discontinued operations | DM
Disclosure of disaggregation of revenue from contracts with customers
Platform and marketing services related fees	22,418	1,936		813
Other revenue	183
Total revenue from contracts with customers	22,601	1,936		813
Continuing and discontinued operations | CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees	26	79		386
Fees for guarantees issued	1,831	1,506		703
Other revenue	82	33		11
Total revenue from contracts with customers	1,939	1,618		1,100
Discontinued operations
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	26,426	33,824		31,679
Cash and settlement service fees	3,008	1,352		500
Platform and marketing services related fees	22,411	1,950		808
Fees for guarantees issued	1,844	1,523		723
Other revenue	671	399		325
Total revenue from contracts with customers	₽ 54,360	₽ 39,048		₽ 34,035

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)